OASIS 2021-1 LLC ABS-15G

Exhibit 99.1

Independent Accountant’s Report
on Applying Agreed-Upon Procedures

Board of Directors and Management

Oasis Intermediate Holdco, LLC and Subsidiaries (the Company)

Rosemont, Illinois

And

Amherst Pierpont Securities LLC

New York, New York

We have performed the procedures enumerated below on certain records and transaction of the Company for the purpose of assisting the Company and Amherst Pierpont Securities LLC (collectively, the Specified Parties) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of plaintiff receivable and medical lien receivable-backed notes issued by Oasis 2021-1 LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around February 22, 2021. The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of plaintiff receivable and medical lien receivable-backed notes issued by Oasis 2021-1 LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around February 22, 2021.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of plaintiff receivable and medical lien receivable-backed notes issued by Oasis 2021-1 LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around February 22, 2021. Additionally, Amherst Pierpont Securities LLC has agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all of the users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated December Plaintiff Receivables Data File and December Medical Lien Receivables Data File provided in a standard Microsoft Excel format containing information related to the proposed transaction shall be herein referred to as the “Receivable Data Files.”
(ii)	The fields in the Receivable Data Files shown in Exhibit A, signed Contract and electronic credit application (for plaintiff receivables), and signed lien or letter of protection (for medical lien receivables) shall be herein referred to as “Specified Attributes.”

(iii)	The term “Contract” means electronic or physical contract.
(iv)	The term “Contract File” means any file containing the Contract, credit application, signed lien or letter of protection.
(v)	The term “System Application” refers to a screen image or access to the Company’s computer systems that the Company’s management represented as information from its Contract accounting system (Cashtraxx for plaintiff receivables and Key Meds or MoveDocs/CIMI for medical lien receivables), which includes the account history and the Specified Attributes related to the Contracts.
(vi)	The term “Check Payable Voucher” refers to an electronic image of the check stub for the check used to pay an invoice.
(vii)	The term “UPV” refers to the site cost associated with medical lien receivables.

(viii)The term “Core Receivable Type” refers to contracts purchased from the vendor for medical lien receivables.

(ix)	The term “Payment Support” refers to the invoice or Check Payable Voucher associated with the account or transaction.

On February 2, 2021, the Specified Parties provided us with Receivable Data Files, that management represented was the entire population, with a cutoff date of December 31, 2020 as follows:

1.	A Receivable Data File containing 16,788 individual plaintiff receivables accounts (the December Plaintiff Receivables Data File)

2.	A Receivable Data File containing 180,710 individual medical lien receivables accounts (the December Medical Lien Receivables Data File)

At the Specified Parties’ request, we selected a statistically random sample of 25 individual accounts from the December Plaintiff Receivables Data File and 75 individual accounts from the December Medical Lien Receivables Data File, and we were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the arrangement letter dated February 3, 2021, on the statistically random samples of individual accounts described above. From February 8, 2021 to February 12, 2021, we were provided with the source documents referenced in Exhibit A related to the 25 plaintiff receivables and 75 medical lien receivables selected for performance of agreed-upon procedures within the December Receivable Data Files for a total of 100 accounts (herein referred to as Underlying Assets).

On February 16, 2021, the Specified Parties provided us with an updated Medical Lien Receivable Data File, that management represented was the entire population, with a cutoff date of December 31, 2020 as follows:

1.	A Receivable Data File containing 119,853 individual medical lien receivables accounts (the Updated December Medical Lien Receivables Data File)

At the Specified Parties’ request, we compared the sample of accounts selected using the December Medical Lien Receivables Data File (the Original Medical Lien Receivables Sample) to the Updated December Medical Lien Receivables Data File. We identified 42 accounts from the Original Medical Lien Receivables Sample that were included in the Updated December Medical Lien Receivables Data File, and 33 accounts from the Original Medical Lien Receivables Sample that were not.

At the Specified Parties’ request, we selected an additional, statistically random sample of 33 individual customer accounts from the Updated December Medical Lien Receivables Data File. We were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the arrangement letter dated February 3, 2021, on the statistically random samples of individual accounts described above. From February 17, 2021 to February 18, 2021, we were provided with the source documents referenced in Exhibit A related to the additional 33 individual medical lien receivables accounts.

On February 17, 2021, the Specified Parties provided us with a Plaintiff Receivable Data File, that management represented was the entire population, with a cutoff date of February 5, 2021 as follows:

1.	A Receivable Data File containing 19,420 individual plaintiff receivables accounts (the February Plaintiff Receivables Data File)

At the Specified Parties’ request, we compared the sample of accounts selected using the December Plaintiff Receivables Data File (the Original Plaintiff Receivables Sample) to the February Plaintiff Receivables Data File. We identified 22 accounts from the Original Plaintiff Receivables Sample that were included in the February Plaintiff Receivables Data File, and 3 accounts were not. We were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the arrangement letter dated February 3, 2021, on the statistically random samples of individual accounts described above. In total, 22 plaintiff receivables and 75 medical lien receivables were selected for performance of agreed-upon procedures between the December Plaintiff Receivables Data File and Updated December Medical Lien Receivables Data File for a total of 97 accounts (herein referred to as Underlying Assets).

For the Underlying Assets, we compared the Specified Attributes outlined in Exhibit A and as presented in the December Plaintiff Receivables Data File and Updated December Medical Lien Receivables Data File to the corresponding source documents outlined in Exhibit A.

In comparing the above Specified Attributes, we applied the following tolerances as instructed by the Specified Parties:

•	Medical lien receivables site cost: +/- $50
•	Plaintiff receivables amount funded: +/- $50
•	Last payment date as of December 31, 2020: +/- 30 days
•	Principal balance outstanding as of December 31, 2020: +/- $50
•	Funding date to Contract date: +/- 5 business days
•	Funding date to date signatures obtained by both the attorney and plaintiff in cases where the funding date was not within 5 business days of the Contract date: +/- 5 business days
•	Invoice date to Check Payable Voucher date: +/- 90 days

We found all Specified Attributes to be in agreement to source documents.

We did not perform any procedures with respect to the Specified Attributes relating to Underlying Assets except for those set forth in Exhibit A.

We also inspected the presence of, compared or verified the following on the sample of 22 Underlying Assets selected from the December Plaintiff Receivables Data File:

•	Inspected the presence of an electronic credit application and compared the customer name on the electronic credit application to the signed Contract.
•	Inspected the presence of a signed Contract, electronic or physical copy, signed by both the customer and attorney. For cases where a separate attorney letter has been obtained instead of attorney signature on the Contract, we will inspect the attorney letter for acknowledgment of the Company’s claim for payment and the Company’s lien on a portion of claimant’s share of proceeds from the case.

We also inspected the presence of, compared or verified the following on the sample of 75 Underlying Assets selected from the Updated December Medical Lien Receivables Data File:

•	Compared the name of the medical facility (vendor) to the signed Contract and inspected the Contract for signatures by the Company and the vendor, and compared the Patient ID to the related invoice / Check Payable Voucher.

•	Inspected the presence of a signed lien citing the Company as the secured party, inspected liens related to spinal injection / surgery modalities for signatures of both the patient and the attorney, and liens related to any other modalities were inspected for signature of either the patient or the attorney.
•	Inspected the Letter of Protection (LOP) for cases where an LOP was obtained by the Company instead of a lien to determine whether it is addressed to the Company and that the Contract between the Company and the vendor shows proof of assignment of the receivable to the Company.
•	Compared case modality per the Updated December Medical Lien Receivables Data File as applicable, to the Check Payable Voucher, where applicable. Instances where the case modality was not included in the Check Payable Voucher were not considered exceptions.
•	Inspected the Contract to determine whether they were purchased from the vendor, which is considered a Core Receivable Type. Instances where they were not purchased were not considered exceptions.

Utilizing the sample of 22 plaintiff receivables and 75 medical lien receivables, we performed the following procedures comparing data in the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File, as applicable, to information included in each of the Contract files.

•	Compared the first and last name of the customer (plaintiff) on the December Plaintiff Receivables Data File to the signed Contract for the sample selected from the December Plaintiff Receivables Data for plaintiff receivables.
•	Compared the contract identification (Case Number for plaintiff receivables and Patient ID for medical lien receivables) on the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File to the underlying signed Contract and Invoice/Check Payable Voucher, respectively, for the sample selected from the December Plaintiff Receivables Data File and Updated December Medical Lien Receivables Data File. For medical lien receivables, we compared the vendor name on the Invoice/Check Payable Voucher to the Updated December Medical Lien Receivables Data File for the sample selected from the Updated December Medical Lien Receivables Data File.
•	Compared the medical lien receivables site cost to the Check Payable Voucher for medical lien receivables.
•	Compared the amount funded on the December Plaintiff Receivables Data File to the signed Contract and payment support for actual amount disbursed, net of funding fees for the sample selected from the December Plaintiff Receivables Data File. We compared whether the funding fees outlined in the Contract exceed $219, except for plaintiff receivables purchased in Minnesota which permits fees up to $300.
•	Compared the funding date on the December Plaintiff Receivables Data File to the signed Contract for plaintiff receivables and we compared the Invoice Date on the Updated December Medical Lien Receivables Data File to the Invoice / Check Payable Voucher for medical lien receivables for the sample selected from the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File. For any plaintiff receivable where the funding date was not within 5 business days of the Contract Date, we compared the funding date to the date that signatures were obtained by both the attorney and plaintiff.

Utilizing the sample of 22 plaintiff receivables and 75 medical lien receivables, we performed the following procedures comparing data in the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File to the Company’s receivables systems (Cashtraxx for plaintiff receivables and Key Meds or MoveDocs/CIMI for medical lien receivables; Key Meds does not identify the Receivable Type or show the last payment date or transaction history in a system screenshot, therefore, a system generated report from the Key Meds system was used for the medical lien receivables comparison in the first two bullets below).

•	Principal balance outstanding as of December 31, 2020 for the sample selected from the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File which are from the Key Meds receivable system.

•	Medical Lien Receivable site cost for the sample selected from the Updated December Medical Lien Receivables Data File which are from the MoveDocs/CIMI receivable system.
•	Last payment date as of December 31, 2020 for the sample selected from the December Plaintiff Receivables Data File and the Updated December Medical Lien Receivables Data File.
•	Receivable Type (Standard, Discount, Interest, Marketing for plaintiff receivables).

We identified three medical lien receivables accounts where the invoice date per the Updated December Medical Lien Receivables Data File was greater than 90 days different than the invoice date per the Check Payable Voucher, two medical lien receivables accounts that did not have a signed lien citing the Company as the secured party or a letter of protection stating the assignment of the receivable to the Company and one medical lien receivables account where the lien obtained was not signed by the attorney, as further described below:

Exception Description Number	Exception Description
1	Of the 75 medical lien receivable accounts selected, 3 accounts (or 4.00% of the sample) were identified where the invoice date per the data file was greater than 90 days different than the invoice date per the Check Payable Voucher
2	Of the 75 medical lien receivable accounts selected, 2 accounts (or 2.67% of the sample) were missing a signed lien citing the Company as the secured party or a letter of protection stating the assignment of the receivable to the Company
3	Of the 75 medical lien receivable accounts selected, 1 account (or 1.33% of the sample) related to spinal injection / surgery modalities was missing the attorney signature on the lien

We identified no other exceptions in our procedures outlined above.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of plaintiff receivable and medical lien receivable-backed notes issued by Oasis 2021-1 LLC in accordance with the confidential Preliminary Offering Memorandum dated on or around February 22, 2021. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.
•	Addressing the value of collateral securing the assets being securitized.
•	Addressing the physical existence or ownership of the assets being securitized.
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.
•	Forming any conclusions.
•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the proposed transaction.
•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.
•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina

February 18, 2021

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute (Plaintiff Receivable Data Files)	Source Document(s)
1	Case Number	Contract, System Application, and Payment Support
2	Funding Date	Contract and System Application
3	Customer Name (Last Name and First Name)	Contract System Application, and Electronic Credit Application
4	Funding Amount	Contract, System Application, and Payment Support
5	Principal Balance Outstanding (as of December 31, 2020)	Contract and System Application
6	Last Payment Date (as of December 31, 2020)	Contract and System Application
7	Pricing (Receivable Type)	Contract and System Application

Number	Specified Attribute (Medical Lien Receivable Data Files)	Source Document(s)
1	Main Modality	Contract, System Application, and Payment Support
2	Vendor	Contract, System Application, and Payment Support
3	Patient ID	Contract, System Application, and Payment Support
4	UPV (Site Cost)	Contract, System Application, and Payment Support
5	Invoice Date	Contract, System Application, and Payment Support
6	Payment Date (Last payment as of December 31, 2020)	Contract and System Application
7	Channel (Core receivable type)	Contract and System Application
8	Principal Balance Outstanding (as of December 31, 2020)	Contract and System Application